Inventory (Tables)	12 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory
	June 30, 2017	June 30, 2016
Finished inventory	$216,711	$290,368
Raw materials and packaging	7,984	—
Total	$224,695	$290,368